SCHEDULE OF IMPAIRMENT REVERSAL LOSSES ON FINANCIAL ASSETS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Impairment of loan receivables			$ 4,374,446
Impairment of amounts due from an associate			6,749,833
Impairment of trade receivables			113,381
Reversal of an impairment		(21,071)
Impairment Reversal (Losses) On Financial Assets, Net		$ (21,071)	$ 11,237,660